Earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	742	748	757
Adjustments for calculation of diluted earnings per share concepts that affect dilution		72	59
Weighted - average diluted common shares	742	820	816